Lease Commitment and Total Rental Expense - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Leases [Abstract]
Rental expenses	$ 118,805	$ 111,684	$ 104,384